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                              UNITED STATES                                                        OMB APPROVAL
                                                                                ---------------------------------------------------
                   SECURITIES AND EXCHANGE COMMISSION                                          OMB Number: 3235-0456
                         Washington, D.C. 20549                                                Expires: July 31, 2006
                                                                                              Estimated average burden

                               FORM 24F-2                                               hours per response. . . . . . . . .2
                                                                                ---------------------------------------------------
                    ANNUAL NOTICE OF SECURITIES SOLD
                         PURSUANT TO RULE 24F-2

         Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:
                                         Williams Capital Management Trust
                                         650 Fifth Avenue, 11th Floor
                                         New York, NY 10019

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2.    The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                               [ 1 ]

Williams Capital Liquid Assets Fund

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3.    Investment Company Act File Number:       811-21186

      Securities Act File Number:               333-98485


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4(a). Last day of the fiscal year for which this notice is filed:

                                    October 31, 2005

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4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [  ] Check box if this is the last time the issuer will be filing this Form.

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
5.    Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal
             year pursuant to section 24(f):                                                                $654,648,217
                                                                                                            ------------

         (ii) Aggregate price of securities redeemed or repurchased during
              the fiscal year:                                                   $534,641,674
                                                                                 ------------

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
               October 11, 1995 that were not previously used to reduce
               registration fees payable to the Commission.                                $0
                                                                                 ------------

         (iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:                           -  $534,641,674
                                                                                                            ------------

         (v) Net Sales - If item 5(i) is greater than item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]                                                           $120,006,543
                                                                                                            ------------

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         (vi) Redemption credits available for use in future years - if                    $0
              Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from       ------------
              Item 5(i)]:
         ------------------------------------------------------------------------------------

         (vii) Multiplier for determining registration fee  (See Instruction C.9):                             0.0001070
                                                                                                            ------------

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                                 =  $  12,840.70
                (enter "0" if no fee is due):                                                               ------------

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6.    Prepaid shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.    Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                                                                                  ($0.00)
                                                                                                            ------------

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8.    Total of amount of the registration fee due plus any interest due [Line
      5(viii) plus line 7].                                                                                 $  12,840.70
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

                N/A
          ----------------


          Method of Delivery:
                                      [ X ]  Wire Transfer
                                      [   ]  Mail or other means

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                                                                 SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*                                  /s/ Dail St. Claire
                                                                 ------------------------------------------------------------------
                                                                 Dail St. Claire, President & Co-Portfolio Manager
                                                                 ------------------------------------------------------------------


      Date                         12/27/2005
                                   ----------

      * Please print the name and title of the signing officer below the signature.

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